Related party transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions

Note 9 - Related party transactions

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

			As of		For the Year Ended	For the Six Months Ended	For the Years Ended		Subsequent to
			June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023	June 30, 2026
			Balances		Amounts				Amounts
Name	Relationship	Nature/Purpose	Receivables (Liabilities)		Sales (Purchases)				Settled
Benua Hijau Sdn Bhd	Entity owned by Controlling Shareholder	CSR expenses	$(226,190)	$(156,136)	$-	$-	$(98,658)	$-	$226,190
Black Hummer Security Sdn Bhd	An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah	Security services	-	-	-	-	-	(1,448)	-
Dato’ Mohd Suhaimi bin Hashim	Shareholder of the Company and TMDF	Advances	(246)	(237)	-	-	-	-	-
Double Corporate Oils & Fats Sdn Bhd	Associate of the Company	Advances	819	-	-	-	-	-	-
Horizon Shipyard Inter Globe (M) Sdn Bhd	Associate of the Company	(i) Advances	10,351	-	-	-	-	-	-
		(ii) Docking expenditure reimbursement	4,328,616	4,103,644	-	-	-	-	-
		(iii) Other operating cost	-	-	(206,821)	-	-	-	-
Pan Management Services Ltd	Entity owned by Controlling Shareholder	(i) Advances	(8,805)	-	-	-	-	-	-
		(ii) Management service	(75,138)	(72,942)	-	-	-	(234,137)	-
Raja Ismail Bin Raja Mohamed	Director of Tumpuan Megah	Reimbursable legal fees	2,452,925	1,927,246	-	-	-	-	-
Sinar Maju Logistik Sdn Bhd	Entity owned by Controlling Shareholder	Shipping agency services	142,681	137,715	(78,797)	(47,325)	(270,505)	(525,067)	12,611
Sinar Maju Marin Sdn Bhd	Subsidiary of Sinar Maju Logistik Sdn Bhd, Entity owned by Controlling Shareholder	Shipping agency services	(19,228)	(1,665)	(48,000)	(17,213)	(69,404)	(71,606)	19,228
Straits Alliance Transport Sdn Bhd	Entity owned by Controlling Shareholder	Advances	1,159	1,116	-	-	-	-	-
Straits CommNet Solutions Sdn Bhd	Subsidiary of Straits Technology Solutions Sdn Bhd, entity owned by Controlling Shareholder	Advances	326	-	-	-	-	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Working capital advances	17,355,218	15,903,625	-	-	-	-	420,030
Straits Management Services Sdn Bhd	Entity owned by Controlling Shareholder	Management service	(75,245)	(793,078)	-	-	(499,091)	(269,897)	4,962
Tony Tan Han	Director of SMS 1	Advances	(170,265)	-	-	-	-	-	-
Victoria STS (Labuan) Sdn Bhd	Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	-	11,592	-	-	-	151,349	-
		(ii) Sales of ship management service	119,588	8,480	189,661	154,866	177,534	122,240	72,443
		(iii) Purchase of tugboat services	-	-	-	(17,116)	(9,402)	(21,201)	-
Victoria 3 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	Sales of ship management service	3,147	3,155	-	-	-	16,788	-
Wire & Wireless Sdn Bhd	Subsidiary of Straits Technology Solutions Sdn Bhd, entity owned by Controlling Shareholder	Advances	518	-	-	-	-	-	-
Total, net			$23,840,231	$21,072,515	$(143,957)	$73,212	$(769,526)	$(832,979)	$755,464

Related party transactions other than sales and purchases:

			For the Year Ended	For the Six Months Ended	For the Year Ended
Name	Relationship	Nature/Purpose	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Benua Hijau Sdn Bhd	Entity owned by Controlling Shareholder	Corporate social responsibility expenses	$(103,383)	$(79,458)	$-	$-
Ho Hung Ming	Son of Dato’ Sri Kam Choy Ho	Remuneration	(136,100)	(61,540)	(72,487)	(67,895)
Straits Management Services Sdn Bhd	Entity owned by Controlling Shareholder	Management service	(803,425)	(373,129)	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Interest income	1,200,519	617,809	375,365	32,089
			$157,611	$103,682	$302,878	$(35,806)

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 9 - Related party transactions (Continued)

	As of June 30,
	2026	2025
Due from related parties	$24,415,348	$22,096,573
Due to related parties	(575,117)	(1,024,058)
Total, net	$23,840,231	$21,072,515

Certain amounts due from the related party, Straits Energy Resources Berhad, totaling $18,257,173 (2025: $16,892,805), bear interest at rates ranging from 5.5% to 8.25% per annum (2025: 8.25% per annum) and have no fixed repayment terms. The balance due from Straits presented in the table above is net of interest-free advances due to Straits. The remaining amounts due from and due to related parties are interest-free and unsecured, have no fixed terms of repayment and are repayable on demand.

Interest income from amounts due from related parties was $1,200,519, $617,809, $375,365 and $32,089 for the year ended June 30, 2026, the six months ended June 30, 2025, and the years ended December 31, 2024 and 2023, respectively.

The Company received bank guarantees from a bank to support certain trade payables. Straits provided a corporate guarantee to the bank for these facilities. The guarantees ensure timely payment to suppliers in the event of default by the Company. The maximum potential liability under the guarantees is $1,228,954 as of June 30, 2026.

Amounts due from Raja Ismail Bin Raja Mohamed

The amounts due from Raja Ismail Bin Raja Mohamed (“Raja Ismail”), a director of Tumpuan Megah who is not a principal shareholder of the Company, consist of legal fees and related costs incurred by Tumpuan Megah in connection with the legal proceedings described in Note 17, which are reimbursable by Raja Ismail. Raja Ismail has provided a personal guarantee dated April 30, 2020 to Straits, the controlling shareholder of the Company, which was supplemented by a further personal guarantee dated June 10, 2026 (collectively, the “Guarantee Agreements”). Under the Guarantee Agreements, Raja Ismail has unconditionally and irrevocably undertaken, upon written demand by Straits, to pay Straits, or such subsidiary as Straits may direct, all amounts payable by Tumpuan Megah in connection with the arbitration and related legal proceedings described in Note 17, including award or judgment sums, settlement amounts, interest, costs and expenses. The Guarantee Agreements also require Raja Ismail, upon demand by Straits, to indemnify both Straits and Tumpuan Megah against all losses, damages and expenses arising from those proceedings. Straits has agreed to release to Tumpuan Megah the amounts it receives under the Guarantee Agreements.

As of June 30, 2026 and 2025, the amounts due from Raja Ismail were $2,452,925 and $1,927,246, respectively, representing reimbursable legal fees and related costs. The Guarantee Agreements contain continuing guarantee provisions that remain effective until the guaranteed obligations and other amounts payable under the agreements have been fully settled. In assessing the recoverability of the amounts due, the Company considered the contractual coverage of the underlying legal fees and related costs, the indemnification and continuing guarantee provisions, and other relevant evidence concerning enforceability and Raja Ismail’s ability to pay. Based on the assessment, the Company concluded that recovery of the recognized amounts was probable.

The Company recognizes the legal fees as an expense, with a corresponding liability, upon receipt of the invoice. At the same time, the Company recognizes a receivable from Raja Ismail for reimbursable legal fees and related costs under the terms of the Guarantee Agreements, which offsets the expense.

The sales revenues and purchases for related parties consist of the following:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Related party sales revenues	$189,661	$154,866	$177,534	$290,377
Related party purchases	(333,618)	(81,654)	(947,060)	(1,123,356)
Total, net	$(143,957)	$73,212	$(769,526)	$(832,979)

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023